Subsequent Events (Details) - Subsequent Events [Member] - USD ($) $ / shares in Thousands	Jan. 01, 2023	Jan. 30, 2023
Subsequent Events (Details) [Line Items]
O.R.B fund		$ 111,111
Total amount		2,000,000
Original tranches		$ 333,333
Aggregate amount	$ 550,000,000
Aggregate funding	2,220,000
Loan commitment	$ 4,000,000
Pre-funded warrants (in Dollars per share)	$ 300
Exercised shares (in Shares)	550,000
Raised a gross amount	$ 75,000
Raised a net amount	$ 73,000
Issuance of shares (in Shares)	25,847
Issued capital, ordinary shares	$ 258,470